Key Management Personnel (Tables)	12 Months Ended
Jun. 30, 2026
Key Management Personnel [Abstract]
Key Management Personnel Compensation
(a)	Key management personnel compensation

	2026 $’000	2025 $’000	2024 $’000
Short-term employee benefits	2,536	2,118	1,531
Post-employment benefits	85	90	55
Termination benefits	–	–	865
Share based payments	1,448	1,215	–
Total key management personnel compensation	4,069	3,423	2,451